UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 1/25/13
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 143

Form 13F Information Table Value Total: $286,614 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None


ACE Ltd                                  SHS           H0023R105      3,062    38,372                        38,372
Abbot Labs                               COM           002824100      1,502    22,938                        22,938
Alexion Pharmaceuticals Inc              COM           015351109      4,334    46,229                        46,229
Altria Group Inc            	         COM           02209S103        370    11,760                        11,760
Amazon Com Inc                           COM           023135106        773     3,083                         3,083
American Express Co                      COM           025816109      1,582    27,528                        27,528
Apple Inc                                COM           037833100     10,868    20,422                        20,422
ARM Hldgs PLC                       SPONSORED ADR      042068106      4,110   108,653                       108,653
Baidu Inc                           SPON ADR REP A     056752108      1,710    17,051                        17,051
Berkshire Hathaway Inc Del             CL B NEW        084670702        896     9,988                         9,988
Biogen Idec Inc                          COM           09062X103      2,454    16,763                        16,763
Bldrs Index Fds Tr                  EMER MK 50 ADR     09348R300      1,491    37,061                        37,061
Bristol Myers Squibb Co                  COM           110122108        317     9,727                         9,727
Buffalo Wild Wings Inc                   COM           119848109      1,982    27,219                        27,219
Caterpiller Inc Del                      COM           149123101        220     2,459                         2,459
Cenovus Energy Inc                       COM           15135U109      3,364   100,301                       100,301
Cerner Corp                              COM           156782104      3,501    45,173                        45,173
Chevron Corp New                         COM           166764100      3,268    30,222                        30,222
Claymore Exchange Trd Fd Tr         GUGG FRNTR MKT     18383Q838      2,293   116,031                       116,031
Coach Inc                                COM           189754104      1,482    26,691                        26,691
Coca Cola Co                             COM           191216100        374    10,324                        10,324
Colgate Palmolive Co                     COM           194162103        352     3,363                         3,363
Concho Res Inc                           COM           20605P101        865    10,734                        10,734
ConocoPhillips                           COM           20825C104        393     6,776                         6,776
Demandware Inc                           COM           24802Y105      4,286   156,865                       156,865
EGA Emerging Global SHS Tr         EGS EMKTCONS ETF    268461779      4,154   155,948                       155,948
Eagle Materials Inc                      COM           26969P108      2,421    41,393                        41,393
Eaton Vance Mun Bd Fd                    COM           27827X101        345    24,675                        24,675
Eaton Vance Ltd Dur Income F             COM           27828H105        534    32,034                        32,034
Eaton Vance Tx Mgd Div Eq In             COM           27828N102        549    58,555                        58,555
Eaton Vance Sh Tm Dr Divr In             COM           27828V104        690    39,862                        39,862
Exxon Mobil Corp                         COM           30231G102      4,789    55,330                        55,330
First Rep Bk San Francisco C             COM           33616C100      4,060   123,853                       123,853
Fresh Mkt Inc                            COM           35804H106      1,023    21,279                        21,279
General Electric Co                      COM           369604103        532    25,329                        25,329
Genomic Health Inc                       COM           37244C101      1,444    53,002                        53,002
Global X Fds                        GLB X SUPERDIV     37950E549      1,116    50,501                        50,501
Global X Fds                        GLB X BRAZ CON     37950E846      3,704   182,793                       182,793
Google Inc                              CL A           38259P508      1,510     2,134                         2,134
Guideware Software Inc                   COM           40171V100        974    32,775                        32,775
HDFC Bank Ltd                       ADR REPS 3 SHS     40415F101      2,056    50,499                        50,499
Hain Celestial Group Inc                 COM           405217100      1,866    34,415                        34,415
Home Depot Inc                           COM           437076102      4,518    73,040                        73,040
Imperial Oil Ltd                       COM NEW         453038408      1,138    26,454                        26,454
Imperva Inc                              COM           45321L100      2,360    74,853                        74,853
India Fd Inc                             COM           454089103      2,222   106,278                       106,278
International Business Machs             COM           459200101        437     2,280                         2,280
Intuitive Surgical Inc                 COM NEW         46120E602      2,078     4,237                         4,237
Ishares Gold Trust                     ISHARES         464285105      2,220   136,397                       136,397
IShares Tr                         DJ SEL DIV INX      464287168      1,954    34,134                        34,134
IShares Tr                          S&P 500 INDEX      464287200      3,604    25,180                        25,180
IShares Tr                         BARCLY USAGG B      464287226        212     1,910                         1,910
IShares Tr                         MSCI EMERG MKT      464287234      7,897   178,052                       178,052
IShares Tr                           S&P500 GRW        464287309        401     5,295                         5,295
IShares Tr                         MSCI EAFE INDEX     464287465      2,655    46,690                        46,690
IShares Tr                         NASDQ BIO INDX      464287556        419     3,057                         3,057
IShares Tr                         S&P MC 400 GRW      464287606        481     4,207                         4,207
IShares Tr                         RUSSELL1000GRW      464287614        334     5,094                         5,094
IShares Tr                         RUSL 3000 GROW      464287671        421     7,882                         7,882
IShares Tr                         DJ US INDUSTRL      464287754        211     2,881                         2,881
IShares Tr                          S&P EURO PLUS      464287861        381     9,696                         9,696
IShares Tr                         S&P SMLCP GROW      464287887        615     7,320                         7,320
IShares Tr                         S&P NTL AMTFREE     464288414        510     4,610                         4,610
IShares Tr                          HIGH YLD CORP      464288513      2,246    24,062                        24,062
IShares Tr                        RESIDENT PLS CAP     464288562      4,265    87,998                        87,998
IShares Tr                         BARCLYS INTER CR    464288638      3,107    27,915                        27,915
IShares Tr                          US PFD STK IDX     464288687      3,888    98,126                        98,126
IShares Tr                          MSCI CHINA IDX     46429B671      2,585    53,289                        53,289
Johnson & Johnson                        COM           478160104        476     6,790                         6,790
Kinder Morgan Energy Partner        UT LTD PARTNER     494550106        367     4,600                         4,600
Kodiak Oil & Gas Corp                    COM           50015Q100      2,552   288,354                       288,354
LKQ Corp                                 COM           501889208      2,503   118,632                       118,632
Lululemon Athletica Inc                  COM           550021109      4,936    64,749                        64,749
Manhattan Assocs Inc                     COM           562750109      1,069    17,724                        17,724
Market Vectors ETF Tr               BRAZL SMCP ETF     57060U613      2,728    64,003                        64,003
Market Vectors ETF Tr               HG YLD MUN ETF     57060U878        230     6,995                         6,995
Mastercard Inc                           CL A          57636Q104      2,487     5,062                         5,062
Mead Johnson Nutrition Co                COM           582839106        910    13,816                        13,816
Myriad Genetics Inc                      COM           62855J104      1,228    45,047                        45,047
Nuveen Mun Value Fd Inc                  COM           670928100        111    10,850                        10,850
Oracle Corp                              COM           68389X105        423    12,705                        12,705
Pfizer Inc                               COM           717081103        491    19,574                        19,574
Philip Morris Intl Inc                   COM           718172109        344     4,111                         4,111
Pimco ETF Tr                         AUSTRALIA BD      72201R742        813     7,786                         7,786
Pimco ETF Tr                        0-5 HIGH YIELD     72201R783      4,459    43,108                        43,108
Pimco ETF Tr                        INTER MUN BD ST    72201R866      1,314    24,170                        24,170
Plum Creek Timber Co Inc                 COM           729251108        333     7,500                         7,500
Powershares QQQ Trust                 UNIT SER 1       73935A104      3,378    51,858                        51,858
Powershares ETF Trust               DYNA BUYBK ACH     73935X286      2,634    88,377                        88,377
Powershares ETF Trust               HI YLD EQ DVDN     73935X302      2,632   279,668                       279,668
Powershares ETF Trust                DYN OIL SVCS      73935X625      1,614    79,355                        79,355
Powershares ETF Trust II            INTL CORP BOND     73936Q835        389    13,150                        13,150
Powershares Global ETF Trust        FDM HG YLD RAFI    73936T557      3,042   158,002                       158,002
Powershares Global ETF Trust        SOVEREIGN DEBT     73936T573      4,066   129,310                       129,310
Powershares ETF Trust II            S&P500 LOW VOL     73937B779      2,542    91,838                        91,838
Procter & Gamble Co                      COM           742718109        909    13,396                        13,396
Qualcomm Inc                             COM           747525103      2,508    40,547                        40,547
Rayonier Inc                             COM           754907103      1,759    33,932                        33,932
Ross Stores Inc                          COM           778296103      2,260    41,776                        41,776
Rydex ETF Trust                    GUG S&P500EQWTHC    78355w841        212     2,706                         2,706
Rydex ETF Trust                    GUG S&P500EQWTFI    78355w858        220     7,531                         7,531
SPDR Gold Trust                       GOLD SHS         78463V107     20,743   128,026                       128,026
SPDR Index SHS FDS                 EMERG MKTS ETF      78463X509      1,583    23,545                        23,545
SPDR Index SHS FDS                  S&P EM MKT DIV     78463X533      2,822    59,804                        59,804
SPDR Series Trust                  MORGAN TECH ETF     78464A102        448     6,553                         6,553
SPDR Series Trust                  BRCLYS CAP CONV     78464A359      1,045    25,924                        25,924
SPDR Series Trust                  DB INT GVT ETF      78464A490      2,249    35,393                        35,393
SPDR Series Trust                  S&P RETAIL ETF      78464A714        467     7,490                         7,490
SPDR Series Trust                   S&P DIVID ETF      78464A763      2,499    42,970                        42,970
SPDR Series Trust                  S&P 400 MDCP GRW    78464A821      1,059    12,426                        12,426
Salesforce Com Inc                       COM           79466L302      2,873    17,091                        17,091
Select Sector SPFR TR                TECHNOLOGY        81369Y803        484    16,768                        16,768
Senior Hsg Pptys Tr                  SH BEN INT        81721M109        304    12,868                        12,868
ServiceNow Inc                           COM           81762P102      1,181    39,323                        39,323
Simon Ppty Group Inc New                 COM           828806109        420     2,657                         2,657
Sirona Dental Systems Inc                COM           82966C103      1,720    26,682                        26,682
Sourcefire Inc                           COM           83616T108      2,152    45,566                        45,566
Splunk Inc                               COM           848637104      1,198    41,269                        41,269
Southern Co                              COM           842587107        580    13,556                        13,556
Stericycle Inc                           COM           858912108      2,327    24,943                        24,943
TJX Cos Inc New                          COM           872540109      2,489    58,638                        58,638
Templeton Global Income Fd               COM           880198106        115    12,149                        12,149
Tesla Mtrs Inc                           COM           88160R101      1,348    39,796                        39,796
Texas Capital Bancshares Inc             COM           88224Q107      3,381    75,435                        75,435
Thermo Fisher Scientific Inc             COM           883556102      1,546    24,234                        24,234
Toronto Dominion BK ONT                 COM NEW        891160509        333     3,952                         3,952
Transdigm Group Inc                      COM           893641100      1,048     7,685                         7,685
Ulta Salon Cosmetcs & Frag I             COM           90384S303        910     9,265                         9,265
Vanguard World Fd                    MEGA GRTH IND     921910816      1,833    33,059                        33,059
Vanguard World Fds                   UTILITIES ETF     92204A876      2,881    38,262                        38,262
Vanguard Intl Equity Index F         ALLWRLD EX US     922042775      2,193    47,945                        47,945
Vanguard Intl Equity Index F        MSCI EMR MKT ETF   922042858        448    10,062                        10,062
Vanguard Index Fds                  EXTEND MKT ETF     922908652      3,403    56,255                        56,255
Vanguard Index Fds                   TOTAL STK MKT     922908769        257     3,506                         3,506
Verizon Communications Inc               COM           92343V104        462    10,672                        10,672
Visa Inc                               COM CL A        92826C839      4,873    32,145                        32,145
Volcano Corporation                      COM           928645100      1,511    63,986                        63,986
Watson Pharmaceuticals Inc               COM           942683103      2,406    27,973                        27,973
WEX Inc                                  COM           96208T104      3,314    43,973                        43,973
Whole Foods Mkt Inc                      COM           966837106      1,708    18,737                        18,737
WisdomTree Trust                    EMERG MKTS ETF     97717W315      6,885   120,381                       120,381
WisdomTree Tr                       ASIA LC DBT FD     97717X842      1,065    20,259                        20,259
WisdomTree Tr                       EM LCL DEBT FD     97717X867      1,342    25,109                        25,109